Net Income (Loss) per Share	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Net loss per common share - basic and diluted (1) (2)
Net Income (Loss) per Share

11. Net Income (Loss) per Share

Basic net income (loss) attributable to Beneficient per common share for the three months ended June 30, 2024 and 2023, is as follows:

(Dollars in thousands)	Three Months Ended June 30,
	2024	2023
Net income (loss)	$44,310	$(1,155,970)
Plus: Net loss attributable to noncontrolling interests	7,713	44,552
Less: Noncontrolling interest guaranteed payment	(4,356)	(4,105)
Net income (loss) attributable to Beneficient common shareholders	$47,667	$(1,115,523)
Net income (loss) attributable to Class A common shareholders	44,770	(1,013,454)
Net income (loss) attributable to Class B common shareholders	2,897	(102,069)

Basic weighted average of common shares outstanding
Class A	3,696,979	2,302,000
Class B	239,256	239,256

Basic net income (loss) attributable to Beneficient per common share
Class A	$12.11	$(440.25)
Class B	$12.11	$(426.61)

Diluted net income attributable to Beneficient per common share for the three months ended June 30, 2024, is as follows:

(Dollars in thousands)
Diluted income per share	Three Months Ended June 30, 2024
Net income attributable to Beneficient common shareholders - Basic	$47,667
Less: Net loss attributable to noncontrolling interests - Ben	(7,187)
Plus: Noncontrolling interest guaranteed payment	4,356
Net income attributable to Beneficient common shareholders - Diluted	$44,836

Basic weighted average of common shares outstanding (Class A and Class B)	3,936,235
Dilutive effect of:
Preferred Series B-1	165,151
Class S Ordinary	66,982
Class S Preferred	605
Preferred Series A Subclass 0	62,093,987
Preferred Series A Subclass 1	199,826,619
Restricted Stock Units	21,118
Diluted weighted average of common shares outstanding (Class A and Class B)	266,110,697

Diluted net income attributable to Beneficient per common share (Class A and Class B)	$0.17

For the quarter ended June 30, 2023, as the Company was in a net loss position, the diluted EPS calculation for the Beneficient common shareholders is the same as basic EPS per common share disclosed above for that period. Diluted EPS for the Class A shareholders is $(440.25) and diluted EPS for the Class B shareholders is $(426.61) for the three months ended June 30, 2023.

In computing diluted net loss per share, we considered potentially dilutive shares. Anti-dilutive shares not recognized in the diluted net loss per share calculation for the three months ended June 30, 2024 and 2023, were as follows:

	Shares
	Three Months Ended June 30,
	2024	2023
Class S Ordinary	—	68,900
Class S Preferred	—	605
Preferred Series A Subclass 0	—	32,060,425
Preferred Series A Subclass 1	—	112,360,624
Preferred Series C Subclass 1	—	550,510
Restricted Stock Units	129,002	99,581
Warrants	30,874,686	29,696,875
Total anti-dilutive shares	31,003,688	174,837,520

Conversion of BCH Preferred C-1 Unit Accounts

Pursuant to the UPA, on July 10, 2023, the BCH Preferred C-1 Unit Accounts automatically converted into 550,510 shares of Class A common stock at approximately $372.80 per share, which represents the volume-weighted average trading price of the Class A common stock for the 20 trading days following the closing of the Business Combination.

Conversion of Series B-1 Preferred Stock

On October 3, 2023, 3,768,995 shares of Series B-1 preferred stock converted into 172,574 shares of Class A common stock at a price per share of approximately $218.40.

Warrants

The disclosed amount of anti-dilutive securities for the warrants does not consider the assumed proceeds under the treasury stock method as the exercise price was greater than the average market price of the Class A common stock, which results in negative incremental shares, that would be anti-dilutive.

14. Net Loss per Share

Basic and diluted net loss attributable to Beneficient per common share for the years ended March 31, 2024 and 2023, are as follows:

	Year Ended March 31,
(Dollars in thousands)	2024	2023
Net loss	$(2,658,180)	$(252,100)
Less: Net (income) loss attributable to noncontrolling interests	579,332	136,942
Less: Noncontrolling interest guaranteed payment	(16,793)	(15,822)
Net loss attributable to Beneficient	(2,095,641)	(130,980)
Net loss attributable to Beneficient common shareholders	$(2,095,641)	$(130,980)
Net loss attributable to Class A common shareholders	(1,955,861)	(118,402)
Net loss attributable to Class B common shareholders	(139,780)	(12,578)

Weighted average of common shares outstanding — basic and diluted
Class A	2,904,851	2,252,228
Class B	239,256	239,256

Net loss attributable to Beneficient per common share - Basic and Diluted
Class A	$(673.31)	$(52.57)
Class B	$(584.23)	$(52.57)

In computing diluted net loss per share, we considered potentially dilutive shares. Anti-dilutive shares not recognized in the diluted net loss per share calculation for the years ended March 31, 2024 and 2023, were as follows:

	Shares
	Year Ended March 31,
	2024	2023
Series B Preferred Stock	29,786	—
Class S Ordinary	67,936	72,948
Class S Preferred	606	1,171
Preferred Series A Subclass 0	1,044,524	247,450
Preferred Series A Subclass 1	3,510,235	797,395
Preferred Series C	151,917	200,861
Restricted Stock Units	100,214	105,133
Warrants	312,012	—
Total anti-dilutive securities	5,217,230	1,424,958

Conversion of BCH Preferred C-1 Unit Accounts

Pursuant to the UPA, on July 10, 2023, the BCH Preferred C-1 Unit Accounts automatically converted into 550,510 shares of Class A common stock at approximately $372.80 per share, which represents the volume-weighted average trading price of the Class A common stock for the 20 trading days following the closing of the Business Combination.

Conversion of Series B-1 Preferred Stock

On October 3, 2023, 3,768,995 shares of Series B-1 preferred stock converted into 172,574 shares of Class A common stock at a price per share of approximately $218.40.

Warrants

The disclosed amount of anti-dilutive securities for the warrants does not consider the assumed proceeds under the treasury stock method as the exercise price was greater than the average market price of the Class A common stock, which results in negative incremental shares, that would be anti-dilutive.